Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012
Accounting Policies [Abstract]
Cash, FDIC Insured Amount	$ 250,000
Line Of Credit Created And Maintained By Third Party			1,500,000
Short-term Investments	0	321,000
Restricted Investments, Current	90,000	317,000
Allowance for Doubtful Accounts Receivable	$ 58,000	$ 40,000
Percent of Allowed Tax Basis Capital Expenditures Grant in Lieu of Investment Tax Credits	30.00%
Percentage Of Long Term Borrowings	75.00%